UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-9375
                                   811-9633

Name of Fund: BlackRock Global Financial Services Fund, Inc.
              Global Financial Services Master Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 10/01/06 - 12/31/06

Item 1 - Schedule of Investments

BlackRock Global Financial Services Fund, Inc.

Schedule of Investments as of December 31, 2006                (in U.S. dollars)

     Beneficial Interest    Mutual Funds                                                                               Value
--------------------------------------------------------------------------------------------------------------------------------
            $ 13,919,670    Global Financial Services Portfolio of Global Financial Services Master Trust           $ 99,475,546
--------------------------------------------------------------------------------------------------------------------------------
                            Total Investments (Cost - $72,111,201) - 100.1%                                           99,475,546

                            Liabilities in Excess of Other Assets - (0.1%)                                               (71,574)
                                                                                                                    ------------
                            Net Assets - 100.0%                                                                     $ 99,403,972
                                                                                                                    ============

Global Financial Services Portfolio of Global Financial Services Master Trust

Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                              Shares
                Industry                                        Held  Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Europe
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.8%  Commercial Banks - 0.2%                        1,800  KBC Bancassurance Holding                        $    220,738
                -------------------------------------------------------------------------------------------------------------------
                Diversified Financial Services - 0.6%         13,600  Fortis                                                580,228
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Belgium                        800,966
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 1.0%  Commercial Banks - 1.0%                       23,100  Danske Bank A/S                                     1,026,430
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Denmark                      1,026,430
-----------------------------------------------------------------------------------------------------------------------------------
France - 3.2%   Commercial Banks - 1.5%                       13,500  BNP Paribas                                         1,472,873
                -------------------------------------------------------------------------------------------------------------------
                Insurance - 1.7%                              41,900  AXA                                                 1,696,354
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in France                       3,169,227
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.8%  Insurance - 0.8%                              16,300  Hannover Rueckversicherung AG Registered Shares       754,807
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Germany                        754,807
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 1.1%  Commercial Banks - 1.1%                       35,500  Allied Irish Banks Plc                              1,057,934
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Ireland                      1,057,934
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands -   Diversified Financial Services - 1.2%         27,300  ING Groep NV CVA                                    1,210,490
1.2%            -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in the Netherlands              1,210,490
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 1.9%    Commercial Banks - 1.9%                      102,700  Banco Santander Central Hispano SA                  1,916,940
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Spain                        1,916,940
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland -   Capital Markets - 2.2%                        35,400  UBS AG                                              2,151,309
2.2%            -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Switzerland                  2,151,309
-----------------------------------------------------------------------------------------------------------------------------------
Turkey - 0.5%   Commercial Banks - 0.5%                       81,987  Akbank T.A.S.                                         498,122
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Turkey                         498,122
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom  Commercial Banks - 4.3%                      118,600  Barclays Plc                                        1,695,181
- 7.9%                                                        86,100  HSBC Holdings Plc                                   1,569,501
                                                              90,200  Lloyds TSB Group Plc                                1,009,326
                                                                                                                       ------------
                                                                                                                          4,274,008
                -------------------------------------------------------------------------------------------------------------------
                Consumer Finance - 1.2%                       84,600  Provident Financial Plc                             1,162,001
                -------------------------------------------------------------------------------------------------------------------
                Thrifts & Mortgage Finance - 2.4%             79,800  Kensington Group Plc                                1,234,351
                                                              51,900  Northern Rock Plc                                   1,197,075
                                                                                                                       ------------
                                                                                                                          2,431,426
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in the United Kingdom           7,867,435
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Europe - 20.6%              20,453,660
-----------------------------------------------------------------------------------------------------------------------------------
Middle East
-----------------------------------------------------------------------------------------------------------------------------------
Egypt - 0.3%    Commercial Banks - 0.3%                       31,800  Commercial International Bank                         322,942
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in the Middle East - 0.3%         322,942
-----------------------------------------------------------------------------------------------------------------------------------
North America
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 2.0%  Insurance - 2.0%                               4,600  Everest Re Group Ltd.                                 451,306
                                                              26,600  RenaissanceRe Holdings Ltd.                         1,596,000
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Bermuda                      2,047,306
-----------------------------------------------------------------------------------------------------------------------------------
Cayman Islands  Insurance - 3.0%                              48,700  ACE Ltd.                                            2,949,759
- 3.0%          -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in the Cayman Islands           2,949,759
-----------------------------------------------------------------------------------------------------------------------------------

Global Financial Services Portfolio of Global Financial Services Master Trust

Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                              Shares
                Industry                                        Held  Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
United States   Capital Markets - 3.7%                        19,300  Affiliated Managers Group (a)                    $  2,029,009
- 39.2%                                                       21,600  Lehman Brothers Holdings, Inc.                      1,687,392
                                                                                                                       ------------
                                                                                                                          3,716,401
                -------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 3.5%                       60,656  Wachovia Corp.                                      3,454,359
                -------------------------------------------------------------------------------------------------------------------
                Consumer Finance - 3.4%                       24,365  American Express Co.                                1,478,225
                                                              24,600  Capital One Financial Corp.                         1,889,772
                                                                                                                       ------------
                                                                                                                          3,367,997
                -------------------------------------------------------------------------------------------------------------------
                Diversified Financial Services - 14.7%        95,668  Bank of America Corp.                               5,107,715
                                                              93,519  Citigroup, Inc.                                     5,209,008
                                                              89,075  JPMorgan Chase & Co.                                4,302,322
                                                                                                                       ------------
                                                                                                                         14,619,045
                -------------------------------------------------------------------------------------------------------------------
                Insurance - 10.7%                             22,433  The Allstate Corp.                                  1,460,613
                                                              64,332  American International Group, Inc.                  4,610,031
                                                              30,711  Hartford Financial Services Group, Inc.             2,865,643
                                                              19,424  Prudential Financial, Inc.                          1,667,745
                                                                                                                       ------------
                                                                                                                         10,604,032
                -------------------------------------------------------------------------------------------------------------------
                Real Estate Investment                        47,500  American Home Mortgage Investment Corp. (b)         1,668,200
                Trusts (REITs) - 1.7%
                                                               1,400  Equity Office Properties Trust                         67,438
                                                                                                                       ------------
                                                                                                                          1,735,638
                -------------------------------------------------------------------------------------------------------------------
                Thrifts & Mortgage Finance - 1.5%             25,600  Fannie Mae                                          1,520,384
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in the United States           39,017,856
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in North America - 44.2%       44,014,921
-----------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
-----------------------------------------------------------------------------------------------------------------------------------
China - 0.8%    Real Estate Management &                   1,504,300  Beijing Capital Land Ltd.                             769,720
                Development - 0.8%
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in China                          769,720
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong -     Commercial Banks - 0.2%                      270,000  Industrial & Commercial Bank of China (a)             167,659
5.5%            -------------------------------------------------------------------------------------------------------------------
                Real Estate Management                     1,532,000  China Resources Land Ltd.                           1,833,681
                & Development - 5.3%
                                                             664,300  Hopson Development Holdings Ltd.                    1,878,894
                                                           3,503,500  Shanghai Forte Land Co. Ltd.                        1,567,461
                                                                                                                       ------------
                                                                                                                          5,280,036
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Hong Kong                    5,447,695
-----------------------------------------------------------------------------------------------------------------------------------
India - 0.4%    Commercial Banks - 0.4%                       21,000  ICICI Bank Ltd.                                       422,989
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in India                          422,989
-----------------------------------------------------------------------------------------------------------------------------------
Indonesia -     Commercial Banks - 0.8%                      746,900  Bank Central Asia Tbk PT                              431,854
0.8%                                                       1,154,100  Bank Mandiri Persero Tbk PT                           372,145
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Indonesia                      803,999
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 5.0%    Capital Markets - 1.5%                        57,000  Daiichi Commodities Co. Ltd.                          357,792
                                                              14,400  Nomura Holdings, Inc.                                 271,652
                                                              85,000  Takagi Securities Co. Ltd.                            350,700

Global Financial Services Portfolio of Global Financial Services Master Trust

Schedule of Investments as of December 31, 2006                (in U.S. dollars)

                                                              Shares
                Industry                                        Held  Common Stocks                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                             125,800  Toyo Securities Co., Ltd.                        $    504,236
                                                                                                                       ------------
                                                                                                                          1,484,380
                -------------------------------------------------------------------------------------------------------------------
                Commercial Banks - 0.8%                           35  Mitsubishi UFJ Financial Group, Inc.                  432,335
                                                                  40  Sumitomo Mitsui Financial Group, Inc.                 410,067
                                                                                                                       ------------
                                                                                                                            842,402
                -------------------------------------------------------------------------------------------------------------------
                Household Durables - 1.1%                     36,400  The Japan General Estate Co. Ltd.                   1,046,074
                -------------------------------------------------------------------------------------------------------------------
                Real Estate Management &                      18,500  Sumitomo Real Estate Sales                          1,406,874
                Development - 1.6%
                                                                 100  Sunwood Corp.                                         220,999
                                                                                                                       ------------
                                                                                                                          1,627,873
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Japan                        5,000,729
-----------------------------------------------------------------------------------------------------------------------------------
South Korea -   Commercial Banks - 6.5%                       86,600  Daegu Bank (a)                                      1,480,581
12.7%                                                         19,245  Hana Financial Group, Inc.                          1,011,914
                                                              32,000  Industrial Bank of Korea (a)                          590,107
                                                              19,500  Kookmin Bank (a)                                    1,570,484
                                                              35,200  Shinhan Financial Group Co. Ltd. (a)                1,797,849
                                                                                                                       ------------
                                                                                                                          6,450,935
                -------------------------------------------------------------------------------------------------------------------
                Insurance - 6.2%                              72,300  Dongbu Insurance Co., Ltd.                          1,924,113
                                                             169,121  Korean Reinsurance Co.                              2,309,502
                                                             280,400  Meritz Fire & Marine Insurance Co. Ltd.             1,914,559
                                                                                                                       ------------
                                                                                                                          6,148,174
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in South Korea                 12,599,109
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in the Pacific
                                                                      Basin/Asia - 25.2%                                 25,044,241
                -------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks
                                                                      (Cost - $66,422,953) - 90.3%                       89,835,764
-----------------------------------------------------------------------------------------------------------------------------------

                                                          Beneficial
                                                            Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                         $ 2,584,868  BlackRock Liquidity Series, LLC Cash Sweep
                                                                      Series, 5.26% (c)(d)                                2,584,868
                                                           1,260,000  BlackRock Liquidity Series, LLC Money Market
                                                                      Series, 5.29% (c)(d)(e)                             1,260,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Short-Term Securities
                                                                      (Cost - $3,844,868) - 3.9%                          3,844,868
-----------------------------------------------------------------------------------------------------------------------------------


                                                           Number of
                                                           Contracts  Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
United States   Call Options Purchased                           235  The Bear Stearns Cos., Inc., expiring
- 7.1%                                                                January 2008 at USD 100                             1,581,550
                                                                 200  Goldman Sachs Group, Inc., expiring
                                                                      January 2007 at USD 115                             1,718,600
                                                                 188  Goldman Sachs Group, Inc., expiring
                                                                      January 2007 at USD 125                             1,400,600
                                                                 229  Goldman Sachs Group, Inc., expiring
                                                                      January 2007 at USD 140                             1,362,550
                                                                 186  Goldman Sachs Group, Inc., expiring
                                                                      January 2007 at USD 145                             1,036,020
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Options Purchased
                                                                      (Premiums Paid - $3,149,890) - 7.1%                 7,099,320
-----------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Investments
                                                                      (Cost - $73,417,711*) - 101.3%                    100,779,952

                                                                      Liabilities in Excess of Other Assets - (1.3%)     (1,304,406)
                                                                                                                       ------------
                                                                      Net Assets - 100.0%                              $ 99,475,546
                                                                                                                       ============

Global Financial Services Portfolio of Global Financial Services Master Trust

Schedule of Investments as of December 31, 2006                (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 74,026,524
                                                                   ============
      Gross unrealized appreciation                                $ 27,086,461
      Gross unrealized depreciation                                    (333,033)
                                                                   ------------
      Net unrealized appreciation                                  $ 26,753,428
                                                                   ============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------------------
                                                                               Net             Interest
      Affiliate                                                              Activity           Income
      --------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series                   $    816,307        $   50,259
      BlackRock Liquidity Series, LLC Money Market Series                 $ (4,436,300)       $    7,598
      --------------------------------------------------------------------------------------------------

(d)   Represents the current yield as of December 31, 2006.
(e)   Security was purchased with the cash proceeds from securities loans.
o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master Trust

Date: February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master Trust

Date: February 20, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Global Financial Services Fund, Inc. and Global Financial Services Master Trust

Date: February 20, 2007